Property, Plant and Equipment - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property Plant and Equipment Useful Life and Values [Abstract]
Financing charges capitalized on property, plant and equipment	CAD 50	CAD 48